Fees and Expenses	Oct. 31, 2024 USD ($)
American Funds Global Growth Portfolio | American Funds Global Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.24%	0.99%	0.25%	0.25%	none	none	0.24%	0.99%
Other expenses	0.12	0.12	0.12	0.13	0.11%	0.01%	0.16	0.17
Acquired (underlying) fund fees and expenses	0.44	0.44	0.44	0.44	0.44	0.44	0.44	0.44
Total annual fund operating expenses	0.80	1.55	0.81	0.82	0.55	0.45	0.84	1.60

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.18%	none	1.00%
Other expenses	0.13	0.16	0.18	0.13%	0.06%	0.12	0.12%	0.08
Acquired (underlying) fund fees and expenses	0.44	0.44	0.44	0.44	0.44	0.44	0.44	0.44
Total annual fund operating expenses	1.07	0.85	0.87	0.57	0.50	0.74	0.56	1.52
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	1.07	0.85	0.87	0.57	0.50	0.69	0.51	1.52

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.34	0.21	0.15	0.10	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.44	0.44	0.44	0.44	0.44	0.44	0.44
Total annual fund operating expenses	1.53	1.25	1.09	0.79	0.59	0.50	0.45

1  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2]  Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2026. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$652	$258	$331	$84	$56	$46	$433	$263	$109	$335	$89	$58	$51	$418	$52
3 years	816	490	502	262	176	144	609	505	340	514	278	183	160	573	174
5 years	994	845	688	455	307	252	800	871	590	710	482	318	280	742	308
10 years	1,508	1,643	1,227	1,014	689	567	1,351	1,422	1,306	1,273	1,073	714	628	1,232	697

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$155	$156	$127	$111	$81	$60	$51	$46		1 year	$158	$163
3 years	480	483	397	347	252	189	160	144		3 years	490	505
5 years	829	834	686	601	439	329	280	252		5 years	845	871
10 years	1,813	1,824	1,511	1,329	978	738	628	567		10 years	1,643	1,422

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 12% of the average value of its portfolio.

Portfolio Turnover, Rate	12.00%
American Funds Growth Portfolio | American Funds Growth Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%	0.25%	none	none	0.24%	0.99%
Other expenses	0.11	0.11	0.10	0.13	0.10%	0.01%	0.16	0.16
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	0.73	1.48	0.72	0.75	0.47	0.38	0.77	1.52

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.20%	none	1.00%
Other expenses	0.11	0.16	0.18	0.13%	0.06%	0.11	0.11%	0.10
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	0.98	0.78	0.80	0.50	0.43	0.68	0.48	1.47
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	0.98	0.78	0.80	0.50	0.43	0.63	0.43	1.47

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.34	0.20	0.14	0.09	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.37	0.37	0.37	0.37	0.37	0.37	0.37
Total annual fund operating expenses	1.46	1.17	1.01	0.71	0.52	0.43	0.38

1  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2]  Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2026. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$645	$251	$322	$77	$48	$39	$426	$255	$100	$328	$82	$51	$44	$412	$44
3 years	795	468	474	240	151	122	587	480	312	493	255	160	138	555	149
5 years	958	808	641	417	263	213	763	829	542	672	444	280	241	711	264
10 years	1,429	1,565	1,122	930	591	480	1,271	1,337	1,201	1,192	990	628	542	1,162	599

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$150	$149	$119	$103	$73	$53	$44	$39		1 year	$151	$155
3 years	465	462	372	322	227	167	138	122		3 years	468	480
5 years	803	797	644	558	395	291	241	213		5 years	808	829
10 years	1,757	1,746	1,420	1,236	883	653	542	480		10 years	1,565	1,337

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
American Funds Growth and Income Portfolio | American Funds Growth and Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.26%	1.00%	0.25%	0.25%	none	none	0.24%	0.99%
Other expenses	0.07	0.07	0.07	0.12	0.11%	0.01%	0.12	0.12
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33	0.33	0.33	0.33	0.33	0.33
Total annual fund operating expenses	0.66	1.40	0.65	0.70	0.44	0.34	0.69	1.44

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.20%	none	1.00%
Other expenses	0.10	0.12	0.18	0.11%	0.06%	0.09	0.09%	0.09
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33	0.33	0.33	0.33	0.33	0.33
Total annual fund operating expenses	0.93	0.70	0.76	0.44	0.39	0.62	0.42	1.42
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	0.93	0.70	0.76	0.44	0.39	0.57	0.37	1.42

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.32	0.21	0.15	0.09	0.14%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.33	0.33	0.33	0.33	0.33	0.33	0.33
Total annual fund operating expenses	1.40	1.14	0.98	0.67	0.47	0.39	0.34

1  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2]  Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2026. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$639	$243	$315	$72	$45	$35	$418	$247	$95	$320	$78	$45	$40	$406	$38
3 years	774	443	453	224	141	109	563	456	296	468	243	141	125	537	130
5 years	922	766	603	390	246	191	721	787	515	630	422	246	219	679	230
10 years	1,350	1,477	1,040	871	555	431	1,178	1,244	1,143	1,099	942	555	493	1,093	525

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$145	$143	$116	$100	$68	$48	$40	$35		1 year	$143	$147
3 years	449	443	362	312	214	151	125	109		3 years	443	456
5 years	776	766	628	542	373	263	219	191		5 years	766	787
10 years	1,702	1,680	1,386	1,201	835	591	493	431		10 years	1,477	1,244

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 10% of the average value of its portfolio.

Portfolio Turnover, Rate	10.00%
American Funds Moderate Growth and Income Portfolio | American Funds Moderate Growth and Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.26%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%
Other expenses	0.06	0.06	0.04	0.11	0.11%	0.01%	0.11	0.11
Acquired (underlying) fund fees and expenses	0.34	0.34	0.34	0.34	0.34	0.34	0.34	0.34
Total annual fund operating expenses	0.66	1.40	0.63	0.70	0.45	0.35	0.69	1.45

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.22%	none	0.98%
Other expenses	0.09	0.11	0.17	0.11%	0.06%	0.09	0.09%	0.08
Acquired (underlying) fund fees and expenses	0.34	0.34	0.34	0.34	0.34	0.34	0.34	0.34
Total annual fund operating expenses	0.93	0.70	0.76	0.45	0.40	0.65	0.43	1.40
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	0.93	0.70	0.76	0.45	0.40	0.60	0.38	1.40

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.33	0.21	0.15	0.09	0.15%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.34	0.34	0.34	0.34	0.34	0.34	0.34
Total annual fund operating expenses	1.42	1.15	0.99	0.68	0.49	0.40	0.35

1  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2]  Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2026. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$639	$243	$313	$72	$46	$36	$418	$248	$95	$320	$78	$46	$41	$409	$39
3 years	774	443	447	224	144	113	563	459	296	468	243	144	128	546	133
5 years	922	766	592	390	252	197	721	792	515	630	422	252	224	695	236
10 years	1,350	1,477	1,017	871	567	443	1,178	1,250	1,143	1,099	942	567	505	1,128	537

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$143	$145	$117	$101	$69	$50	$41	$36		1 year	$143	$148
3 years	443	449	365	315	218	157	128	113		3 years	443	459
5 years	766	776	633	547	379	274	224	197		5 years	766	792
10 years	1,680	1,702	1,398	1,213	847	616	505	443		10 years	1,477	1,250

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 4% of the average value of its portfolio.

Portfolio Turnover, Rate	4.00%
American Funds Conservative Growth and Income Portfolio | American Funds Conservative Growth and Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $25,000 in American Funds ($250,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 25,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	3.50	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	1.00[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.25%	0.25%	none	none	0.24%	1.00%
Other expenses	0.05	0.05	0.05	0.12	0.11%	0.01%	0.10	0.10
Acquired (underlying) fund fees and expenses	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29
Total annual fund operating expenses	0.59	1.34	0.59	0.66	0.40	0.30	0.63	1.39

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.21%	none	1.00%
Other expenses	0.08	0.10	0.17	0.11%	0.06%	0.08	0.08%	0.07
Acquired (underlying) fund fees and expenses	0.29	0.29	0.29	0.29	0.29	0.29	0.29	0.29
Total annual fund operating expenses	0.87	0.64	0.71	0.40	0.35	0.58	0.37	1.36
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	0.87	0.64	0.71	0.40	0.35	0.53	0.32	1.36

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.50%	0.25%	none	none	none
Other expenses	0.34	0.21	0.13	0.09	0.14%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.29	0.29	0.29	0.29	0.29	0.29	0.29
Total annual fund operating expenses	1.38	1.10	0.92	0.63	0.43	0.35	0.30

1  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2]  Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2026. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$632	$236	$309	$67	$41	$31	$412	$242	$89	$314	$73	$41	$36	$402	$33
3 years	753	425	434	211	128	97	545	440	278	450	227	128	113	524	114
5 years	885	734	571	368	224	169	689	761	482	598	395	224	197	658	203
10 years	1,270	1,407	969	822	505	381	1,109	1,180	1,073	1,028	883	505	443	1,046	463

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$138	$140	$112	$94	$64	$44	$36	$31		1 year	$136	$142
3 years	431	437	350	293	202	138	113	97		3 years	425	440
5 years	745	755	606	509	351	241	197	169		5 years	734	761
10 years	1,635	1,657	1,340	1,131	786	542	443	381		10 years	1,407	1,180

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Portfolio Turnover, Rate	16.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio | American Funds Tax-Aware Conservative Growth and Income Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.28%	1.00%	0.25%	0.25%	none	none
Other expenses	0.04	0.04	0.03	0.13	0.11%	0.01%
Acquired (underlying) fund fees and expenses	0.32	0.32	0.32	0.32	0.32	0.32
Total annual fund operating expenses	0.64	1.36	0.60	0.70	0.43	0.33

*  A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $500,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$438	$238	$310	$72	$44	$34		1 year	$138
3 years	572	431	437	224	138	106		3 years	431
5 years	718	745	576	390	241	185		5 years	745
10 years	1,143	1,438	981	871	542	418		10 years	1,438

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Portfolio Turnover, Rate	40.00%
American Funds Preservation Portfolio | American Funds Preservation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds ($500,000 for Class 529-A and ABLE-A shares). More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds ($500,000 for Class 529-A and ABLE-A shares).
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	529-A and ABLE-A	C and 529-C	529-E	T and 529-T	All F, 529-F and ABLE-F-2 share classes	All R share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	2.50%	none	none	2.50%	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75[1]	1.00[1]	1.00%	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.25%	0.25%	none	none	0.24%	0.98%
Other expenses	0.09	0.09	0.08	0.15	0.11%	0.01%	0.14	0.14
Acquired (underlying) fund fees and expenses	0.27	0.27	0.27	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.66	1.36	0.60	0.67	0.38	0.28	0.65	1.39

Share class:	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE-A	ABLE-F-2	R-1
Management fees	none	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.50%	0.25%	0.25%	none	none	0.21%	none	1.00%
Other expenses	0.10	0.14	0.20	0.11%	0.06%	0.10	0.10%	0.10
Acquired (underlying) fund fees and expenses	0.27	0.27	0.27	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses	0.87	0.66	0.72	0.38	0.33	0.58	0.37	1.37
Fee waiver	—	—	—	—	—	0.05[2]	0.05[2]	—
Total annual fund operating expenses after fee waiver	0.87	0.66	0.72	0.38	0.33	0.53	0.32	1.37

Share class:	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6
Management fees	none	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.75%	0.60%	0.49%	0.24%	none	none	none
Other expenses	0.33	0.29	0.14	0.10	0.16%	0.06%	0.01%
Acquired (underlying) fund fees and expenses	0.27	0.27	0.27	0.27	0.27	0.27	0.27
Total annual fund operating expenses	1.35	1.16	0.90	0.61	0.43	0.33	0.28
Fee waiver	—	0.04[3]	—	—	—	—	—
Total annual fund operating expenses after fee waiver	1.35	1.12	0.90	0.61	0.43	0.33	0.28

1  A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A and Class ABLE-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

[2]  Commonwealth Savers Plan, as program administrator of ABLEAmerica, is currently waiving the fee owed to it as compensation for its oversight and administration of ABLEAmerica. This waiver will be in effect through at least January 1, 2026. Subject to the terms of its contractual arrangement with the investment adviser, Commonwealth Savers Plan may elect to extend, modify or terminate the waiver at that time.

[3]  The fund’s transfer agent is currently waiving a portion of the other expenses. This waiver will be in effect through at least January 1, 2026. The transfer agent may elect at its discretion to extend, modify or terminate the waiver at that time.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 0.75% for Class A shares and 1.00% for Class 529-A shares applies on certain redemptions made within 18 months following purchases of $250,000 or more for Class A and $1 million or more for Class 529-A and Class ABLE-A made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The example reflects the fee waiver described above through the expiration date of such waiver and total annual fund operating expenses thereafter. You may be required to pay brokerage commissions on your purchases and sales of Class F-2, F-3, 529-F-2, 529-F-3 or ABLE-F-2 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	529-A	529-C	529-E	529-T	529-F-1	529-F-2	529-F-3	ABLE A	ABLE F-2
1 year	$316	$238	$310	$68	$39	$29	$315	$242	$89	$316	$74	$39	$34	$303	$33
3 years	456	431	437	214	122	90	453	440	278	456	230	122	106	426	114
5 years	609	745	576	373	213	157	603	761	482	609	401	213	185	561	203
10 years	1,052	1,443	981	835	480	356	1,040	1,193	1,073	1,052	894	480	418	953	463

Share class:	R-1	R-2	R-2E	R-3	R-4	R-5E	R-5	R-6	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C	529-C
1 year	$139	$137	$114	$92	$62	$44	$34	$29		1 year	$138	$142
3 years	434	428	365	287	195	138	106	90		3 years	431	440
5 years	750	739	634	498	340	241	185	157		5 years	745	761
10 years	1,646	1,624	1,405	1,108	762	542	418	356		10 years	1,443	1,193

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	6.00%
American Funds Tax-Exempt Preservation Portfolio | American Funds Tax-Exempt Preservation Portfolio
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and expenses of the fund
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. For example, in addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class F-2 or F-3 shares of the fund. You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds. More information about these and other discounts is available from your financial professional, in the “Sales charge reductions and waivers” sections on page 87 of the prospectus and on page 110 of the fund’s statement of additional information, and in the sales charge waiver appendix to the prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for a Class A sales charge discount if you and your family invest, or agree to invest in the future, at least $100,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder fees (fees paid directly from your investment)
Shareholder Fees [Table]

Shareholder fees (fees paid directly from your investment)
Share class:	A	C	T	All F share classes
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	2.50%	none	2.50%	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	0.75*	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none
Redemption or exchange fees	none	none	none	none

Operating Expenses Caption [Optional Text]	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees	none	none	none	none	none	none
Distribution and/or service (12b-1) fees	0.30%	1.00%	0.25%	0.25%	none	none
Other expenses	0.05	0.05	0.01	0.14	0.11%	0.01%
Acquired (underlying) fund fees and expenses	0.26	0.26	0.26	0.26	0.26	0.26
Total annual fund operating expenses	0.61	1.31	0.52	0.65	0.37	0.27

*  A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Expenses Deferred Charges [Text Block]	A contingent deferred sales charge of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. You may be required to pay brokerage commissions on your purchases and sales of Class F-2 or F-3 shares of the fund, which are not reflected in the example.

Expense Example by, Year, Caption [Text]	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

Share class:	A	C	T	F-1	F-2	F-3	For the share classes listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$311	$233	$302	$66	$38	$28		1 year	$133
3 years	440	415	413	208	119	87		3 years	415
5 years	582	718	533	362	208	152		5 years	718
10 years	993	1,386	886	810	468	343		10 years	1,386

Expense Example, No Redemption, By Year, Caption [Text]	For the share classes listed to the right, you would pay the following if you did not redeem your shares:
Portfolio Turnover [Heading]	Portfolio turnover
Portfolio Turnover [Text Block]

The fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s investment results. During the most recent fiscal year, the fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	34.00%